STOCKHOLDERS' EQUITY (Details Textual) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Issued for Services	300,000
Stock Issued During Period, Value, Issued for Services	$ 186,000
Stockholders' Equity, Reverse Stock Split		1-for-25	1-for-25